Average Annual Total Returns - Popular High Grade Fixed-Income Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.59%	(1.94%)	1.45%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.61%	(3.14%)	(0.13%)
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.52%	(1.96%)	0.43%
Class I Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	[3]

[1]	Returns After Taxes are calculated using the historical highest individual federal marginal income tax rates. After-tax returns do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only, and the after-tax returns for Class I Institutional Shares will vary.
[2]	Returns After Taxes are not indicative of a typical shareholder’s experience, as shareholders are generally Puerto Rico residents not subject to U.S. federal income tax.
[3]	There are no Class I Institutional Shares outstanding as of the date of this prospectus. The returns for Class I Institutional Shares would have been substantially similar to the annual returns shown for Class A Shares because Class I Institutional Shares are invested in the same portfolio of securities as Class A Shares and the annual returns would differ only to the extent that the Classes do not have the same expenses.